CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Nov. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000		10,000,000
Common stock, shares issued		9,959,996	9,959,996		9,959,996
Common stock, shares outstanding		9,959,996	9,959,996		9,959,996
Series A-1 Preferred Stock [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized		1,497,873	1,497,873		1,497,873
Preferred stock, shares issued		1,497,873	1,497,873		1,497,873
Preferred stock, shares outstanding		1,497,873	1,497,873		1,497,873
Series Seed 2 Preferred Stock [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized		2,998,730	2,998,730		2,998,730
Preferred stock, shares issued		2,998,730	2,998,730		2,998,730
Preferred stock, shares outstanding		2,998,730	2,998,730		2,998,730